1383101

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

07084214

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
RECEIVED
NOV 30 2007
200

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Offering of Common Shares and Warrants

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 **[X]** Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: **[X]** New Filing [ ] Amendment

PROCESSED
NOV 28 2007
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Rusoro Mining Ltd.

Address of Executive Offices (No. and Street, City, State, Zip Code)
2164 – 1055 Dunsmuir Street
Vancouver, British Columbia V7X 1B1

Telephone No. (Including Area Code)
(604) 632-4044

Address of Principal Business Operations (No. and Street, City, State, Zip Code) Telephone No. (Including Area Code) (if different from Executive Offices) **Same**

Brief Description of Business **Mineral exploration**

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month **[0] 3]** Year **[0] 0]** **[X]** Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **[C] [N]**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Vladimir Agapov**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Andre Agapov**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **George Salamis**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Omar Salas**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **John Thomas**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Gregory Smith**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Jay Kaplowitz**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Gordon Keep**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Dimitry Ushakov**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Abraham Stein**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **John Reynolds**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Peter Hediger**

Business or Residence Address (Number and Street, City, State, Zip Code) **2164 – 1055 Dunsmuir St., Vancouver, BC V7X 1B1**

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?........................ $ **N/A (no specified minimum)**

3. Does the offering permit joint ownership of a single unit?... Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
99 High Street, Suite 1200, Boston, MA 02110

Name of Associated Broker or Dealer
Canaccord Adams Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) **[Indicated in bold-face type]**.................. [ ] All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	**[CO]**	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	**[MA]**	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	**[NY]**	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	**[TX]**	[UT]	**[VT]**	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
145 King Street West, Suite 300, Toronto, ON M5H 1J8

Name of Associated Broker or Dealer
Griffiths McBurney Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) **[Indicated in bold-face type]**.................. [ ] All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	**[CO]**	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	**[MA]**	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	**[NY]**	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	**[TX]**	[UT]	**[VT]**	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

[EXPLANATORY NOTE: All dollar amounts in this report have been converted to U.S. dollars from Canadian dollars at an exchange rate of 1.0531 U.S. dollars for each Canadian dollar, based on the Federal Reserve Bank of New York exchange rate in effect at noon on October 31, 2007. Rusoro Mining Ltd. (the "Company") offered Units, the Common Shares and Warrants comprising the Units, and the Common Shares underlying the Warrants, in connection with an offering of subscription receipts of the Company's wholly-owned subsidiary, Rusoro Mining (BVI) Ltd. ("Sub"), as more fully described in a separate Form D filed concurrently herewith by Sub. Upon satisfaction of certain conditions, the subscription receipts issued by Sub will be exercised for units comprised of common shares and warrants of Sub, and those units will be exchanged for a like number of Units of the Company (i.e., the Units offered and sold in this offering) in a merger transaction. The cash proceeds from Sub's offering of subscription receipts will be used by Sub to acquire, in the merger transaction, certain direct and indirect subsidiaries of Gold Fields Netherlands Services BV, which collectively hold all of that company's Venezuelan assets.]

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity....**Common Shares underlying Warrants**	$ **76,314,648**	$ **-0-**
[X] Common [ ] Preferred		
Convertible Securities	$	$
Partnership Interests	$	$
Other **Units comprised of Common Shares and Warrants**	$ **45,788,789**	$ **45,788,789**
Total	$ **122,103,437**	$ **45,788,789**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	13	$ 45,788,789
Non-accredited Investors	0	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[X]	$ 25,000

Accounting Fees	[ ] $
Engineering Fees	[ ] $
Sales Commissions (specify finders' fees separately)	[X] $ 2,747,327
Other Expenses **(placement agent expenses)**	[X] $ 20,000
Total	[X] $ 2,792,327

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... [X] $ 119,311,110

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[X] $ 42,996,462
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[X] $ 76,314,648
Other (specify):	[ ] $	[ ] $
Column Totals	[ ] $	[X] $119,311,110
Total Payments Listed (column totals added)	[X] $119,311,110	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Rusoro Mining Ltd.	[signature]	**November 14, 2007**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Michael Kennedy	**Corporate Secretary**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? **Not Applicable**	Yes [ ]	No [ ]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law. **Not Applicable**

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees. **Not Applicable**

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied. **Not Applicable**

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Rusoro Mining Ltd.	[signature]	**November 14, 2007**
Name of Signer (Print or Type)	Title (Print or Type)	
Michael Kennedy	**Corporate Secretary**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Units of Common Shares and Warrants (including Common Shares underlying Warrants)	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	4,680,000	3	$11,828,419	0	$0		X
CO		X	125,000	1	$105,311	0	$0		X
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	625,000	1	$1,579,650	0	$0		X
MI									
MN									
MS									
MO									
MT									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Units of Common Shares and Warrants (including Common Shares underlying Warrants)**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NE									
NV									
NH									
NJ									
NM									
NY		X	2,460,000	2	$6,217,502	0	$0		X
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	10,185,000	3	$25,741,977	0	$0		X
UT									
VT		X	125,000	2	$315,930	0	$0		X
VA									
WA									
WV									
WI									
WY									
PR									

END